Related Party Disclosures - Summary of Compensation of Key Management Personnel (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of Compensation of Key Management Personnel [Line Items]
Short term benefits	$ 2,473	$ 2,214	$ 1,685
Retirement benefit scheme contributions	12	12	9
Share-based payment	1,820	6,131	3,681
Total key management personnel compensation	$ 4,305	$ 8,357	$ 5,375